UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                               --------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         May 8, 2013
--------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     110
                                                    ------------------

Form 13F Information Table Value Total:               $ 592,447
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    23874   224572 SH       Sole                   223972               600
ADT CORP.                      COM              00101j106    10199   208397 SH       Sole                   207397              1000
ALLSTATE CORP.                 COM              020021010      343     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      875    25444 SH       Sole                    25444
APPLE INC                      COM              037833100     3757     8486 SH       Sole                     8486
ARES CAP CORP                  COM              04010L103      543    30000 SH       Sole                    30000
ASCENT CAPITAL GROUP INC SERIE COM              043632108    14888   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109     1217    33174 SH       Sole                    33174
BEAM INC.                      COM              349631101     7677   120826 SH       Sole                   117826
BERKSHIRE HATHAWAY CL A        COM              084670108      938        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702    12196   117045 SH       Sole                   116795               250
BP PLC - SPONS ADR             COM              056622104      264     6238 SH       Sole                     6238
BRISTOL-MYERS                  COM              110122108      972    23599 SH       Sole                    23599
CHEVRON CORP                   COM              166764100     9559    80448 SH       Sole                    79898               550
CISCO SYSTEMS                  COM              17275R102     7942   380110 SH       Sole                   379010              1100
CNO FINANCIAL                  COM              12621E103    33962  2966150 SH       Sole                  2965150              1000
COACH INC.                     COM              189754104      201     4022 SH       Sole                     4022
COCA COLA CO                   COM              191216100     7571   187209 SH       Sole                   185409              1800
CONOCOPHILLIPS                 COM              20825C104      421     7000 SH       Sole                     7000
CORNING, INC.                  COM              219350105    10852   814110 SH       Sole                   812110              2000
CVS CAREMARK                   COM              126650100    19807   360200 SH       Sole                   360200
DEERE & CO                     COM              244199105    12265   142650 SH       Sole                   141650              1000
DISCOVER COMM  C               COM              25470F302    17385   250000 SH       Sole                   250000
DOVER CORP                     COM              260003108     1392    19100 SH       Sole                    19100
DU PONT                        COM              263534109    13187   268250 SH       Sole                   267100              1150
EMC CORP./MASS                 COM              268648102      498    20856 SH       Sole                    20856
EXXON MOBIL                    COM              30231G102     1943    21568 SH       Sole                    21568
FEDERAL MOGUL                  COM              313549404     4890   811000 SH       Sole                   811000
FEDERATED INVS.                COM              314211103      469    19797 SH       Sole                    19797
FORTUNE BRANDS HOME & SECURITY COM              34964c106     2564    68500 SH       Sole                    68500
FOSTER LB CO.                  COM              350060109      244     5500 SH       Sole                     5500
FREEPORT-MCMORAN               COM              35671d857     8461   255616 SH       Sole                   254866               750
GENERAL ELECTRIC               COM              369604103      749    32411 SH       Sole                    32411
GOOGLE INC                     COM              38259P508     1366     1720 SH       Sole                     1720
HALLIBURTON CO.                COM              406216101      350     8662 SH       Sole                     8662
HALLMARK FINL SVCS INC         COM              40624Q203     7200   800000 SH       Sole                   800000
HARMAN INTL.                   COM              413086109    17640   395250 SH       Sole                   394700               550
HENRY SCHEIN                   COM              806407102      547     5915 SH       Sole                     5915
INTEL CORP                     COM              458140100     7626   349260 SH       Sole                   346760              2500
INTL. BUS. MACHINES            COM              459200101      277     1297 SH       Sole                     1297
ITT CORP                       COM              450911201     2132    75000 SH       Sole                    75000
J.P. MORGAN CHASE              COM              46625H100    11234   236696 SH       Sole                   234946              1750
JOHNSON&JOHNSON                COM              478160104     8912   109311 SH       Sole                   109311
KKR FINANCIAL                  COM              48248a306      111    10000 SH       Sole                    10000
LEAPFROG ENTER                 COM              52186N106      856   100000 SH       Sole                   100000
LIBERTY INTERACTIVE CORP-SER A COM              53071M104     8762   410000 SH       Sole                   410000
LIBERTY VENTURES-SER A         COM              53071M880     2160    28583 SH       Sole                    28583
MCDONALD'S CORP.               COM              580135101     1458    14624 SH       Sole                    14624
MCEWEN MNG INC                 COM              58039P107     9153  3200440 SH       Sole                  3200440
MERCK & CO. INC.               COM              58933Y105      237     5365 SH       Sole                     5365
MERGE HEALTHCARE INC.          COM              589499102     1445   500000 SH       Sole                   500000
MICHAEL KORS                   COM              G60754101      239     4200 SH       Sole                     4200
MICROSOFT CORP                 COM              594918104    18760   655844 SH       Sole                   653344              2500
MONDELEZ INTL                  COM              609207105      335    10941 SH       Sole                    10941
NETFLIX INC.                   COM              64110L106      426     2250 SH       Sole                     2250
NEWMONT MINING                 COM              651639106      461    11000 SH       Sole                    11000
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
NUANCE COMM.                   COM              67020Y100     5379   266542 SH       Sole                   266542
OMNICARE INC                   COM              681904108     2229    54738 SH       Sole                    54738
OPTIMER PHARM.                 COM              68401H104      238    20000 SH       Sole                    20000
PACIFIC RIM MINING             COM              694915208        5    83000 SH       Sole                    83000
PFIZER INC                     COM              717081103    17501   606421 SH       Sole                   603221              3200
PHILIP MORRIS INTl.            COM              718172109    14508   156487 SH       Sole                   155687               800
PHILLIPS 66                    COM              718546104      245     3500 SH       Sole                     3500
PNC FINANCIAL                  COM              693475105      488     7337 SH       Sole                     7337
PROCTER & GAMBLE               COM              742718109      386     5007 SH       Sole                     5007
QUALCOMM INC.                  COM              747525103    23772   355121 SH       Sole                   354121              1000
ROYAL DUTCH SHELL              COM              780259206     1186    18207 SH       Sole                    18207
SCHLUMBERGER                   COM              806857108      225     3000 SH       Sole                     3000
SOLARCITY CORP                 COM              83416T100      189    10000 SH       Sole                    10000
SOUTHWSTRN ENERGY              COM              845467109      708    19000 SH       Sole                    19000
THERATECHNOLOGIES INC COM      COM              88338H100       28   100166 SH       Sole                   100166
TITAN INTL INC                 COM              88830M102      527    25000 SH       Sole                    25000
TYCO INTL.                     COM              H89128104    16824   525746 SH       Sole                   523746              2000
UNITED BANKSHARES              COM              909907107     4370   164238 SH       Sole                   164238
UNITED COMMUNITY BANKS INC     COM              90984P303     4536   400000 SH       Sole                   400000
USG CORP NEW                   COM              903293405     7932   300000 SH       Sole                   300000
VERIZON COMM.                  COM              92343V104     9970   202852 SH       Sole                   202852
WEBMD HEALTH                   COM              94770v102    10421   428500 SH       Sole                   428500
ZIMMER HOLDINGS                COM              98956P102    15114   200935 SH       Sole                   200935
GENERAL MOTORS 4.75% 12/1/13                    37045v209    16367   381165 SH       Sole                   378465              2700
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      345  3000.00 SH       Sole                  3000.00
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     4275   112950 SH       Sole                   111750              1200
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1578    26795 SH       Sole                    26795
iSHARES DIVIDEND               MUTUAL           464287168      211     3321 SH       Sole                     3321
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      502    12400 SH       Sole                    12400
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    49392   692051 SH       Sole                   688651              3400
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      622     7657 SH       Sole                     7657
ISHARES EAFE GROWTH INDEX      COM              464288885     3455    54576 SH       Sole                    54376               200
MARKET VECTORS VIETNAM ETF     COM              57060U761      286    14000 SH       Sole                    14000
SPDR S&P INTL. DIVIDEND        COM              78463X772     2274    46775 SH       Sole                    46775
ETFS PLATINUM TRUST            COM              26922V101      308     2000 SH       Sole                     2000
GUGGENHEIM GLOBAL TIMBER       COM              18383Q879      415    18000 SH       Sole                    18000
ISHARES COMEX GOLD TRUST       COM              464285105      838    54005 SH       Sole                    54005
ISHARES SILVER TRUST           COM              46428Q109      269     9814 SH       Sole                     9814
MARKET VECTORS AGRIBUSINESS    COM              57060u605      495     9150 SH       Sole                     9150
SPDR GOLD TRUST                COM              78463v107    10326    66848 SH       Sole                    66448               400
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      469     5550 SH       Sole                     5550
ISHARES FLOATING RATE NOTE     BOND             46429b655     1442    28450 SH       Sole                    26450              2000
POWERSHARES SENIOR LOAN ETF    BOND             73936Q769      570    22700 SH       Sole                    22700
SCHWAB S/T U.S. TREAS          BOND             808524862     2143    42400 SH       Sole                    42400
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     3177   103315 SH       Sole                   103315
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2305    21841 SH       Sole                    21841
iSHARES BARCLAYS TIPS          BOND             464287176      243     2000 SH       Sole                     2000
iSHARES CORE TOTAL US BOND MAR BOND             464287226     8722    78770 SH       Sole                    77770              1000
iSHARES INTERMED. CREDIT       BOND             464288638      306     2750 SH       Sole                     2750
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      394    24000 SH       Sole                    24000
SPDR BARCLAYS MUNI BOND ETF    TAX-FREE         78464A458      212     8800 SH       Sole                     8800
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     9426   387100 SH       Sole                   387100
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      507     4600 SH       Sole                     4600